AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, New York 10006-1872

RECD S.E.C.
OCT 0 2 2007
1086

CERTAMX
001-33717

October 2, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on October 1, 2007 the American Stock Exchange LLC (the "Exchange") received from General Steel Holdings, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, par value $0.001

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Managing Director
Listing Qualifications Department

07073935

cc: Herbert Scholl

PROCESSED
OCT 04 2007
THOMSON FINANCIAL

END